Financial Instruments - Derivative Assets and Liabilities (Details) - Cash flow hedges - Currency risk - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	¥ 544
Fair value, liabilities		¥ (894)
Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	(4,156)	(964)
United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets		100
Fair value, liabilities	(2,145)
United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	3,254
Fair value, liabilities		(19)
United States Dollar | Currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	2,621	(1,773)
Chinese Yuan | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities		(1,211)
Other | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	(2)	(1)
Other | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets		95
Russian Ruble | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	(9)
Brazilian Real | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	(15)
Contract Amount | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	219,580	98,198
Contract Amount | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	357,550	173,627
Contract Amount | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	200,571	39,799
Contract Amount | United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	227,262	9,585
Contract Amount | United States Dollar | Currency swaps
Disclosure of detailed information about hedging instruments [line items]
Contract amount	123,993	124,028
Contract Amount | Chinese Yuan | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount		20,528
Contract Amount | Other | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	722	1,854
Contract Amount | Other | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount		5,105
Contract Amount | Russian Ruble | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Contract amount	11,463
Contract Amount | Brazilian Real | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Contract amount	13,507
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Currency swaps
Disclosure of detailed information about hedging instruments [line items]
Contract amount	123,959	123,993
Contract amount to be settled in more than one year | Chinese Yuan | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount		0
Contract amount to be settled in more than one year | Other | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | Other | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount		¥ 0
Contract amount to be settled in more than one year | Russian Ruble | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0
Contract amount to be settled in more than one year | Brazilian Real | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 0